RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	$ 35,370	$ 457,719
Related party and affiliated company payables
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	35,370	47,719
SFL
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	7,380	6,407
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	1,153	337
Golden Ocean
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	1,283	13,837
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	686	549
TFG Marine
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	24,390	25,956
Front Ocean Management
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	5	71
Avance Gas
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	473	562
Shareholder loan facility
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	0	235,000
Revolving credit facility
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	$ 0	$ 175,000